Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Battery cells and packs segment [Member]
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenues	$ 16,318,839	$ 8,245,966	$ 6,990,215
Depreciation and amortization	(3,758)	(34,870)	(289,150)
Segment income (loss) before tax	$ (2,919,258)	$ (400,588)	$ (1,467,259)
Segment gross profit (loss) margin	5.60%	6.90%	6.50%
E-bicycle sales segment [Member]
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenues	$ 2,899,541	$ 4,276,147	$ 9,405,103
Depreciation and amortization	(55,126)	(255,032)	(319,801)
Segment income (loss) before tax	$ (1,276,645)	$ (2,494,836)	$ (3,009,794)
Segment gross profit (loss) margin	0.70%	2.20%	(1.70%)
Subtotal from operating segments [Member]
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenues	$ 20,620,163	$ 14,866,486	$ 16,395,318
Depreciation and amortization	(516,216)	(654,082)	(608,951)
Segment income (loss) before tax	$ (4,462,386)	$ (3,044,103)	$ (4,477,053)
Segment gross profit (loss) margin	7.70%	8.50%	1.80%
Others [Member]
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenues	$ 514,262	$ 1,054,173	$ 993,899
Depreciation and amortization	(433,849)	(528,892)	(314,971)
Segment income (loss) before tax	$ (4,440,855)	$ (4,072,129)	$ (2,252,525)
Segment gross profit (loss) margin	(16.90%)	(12.50%)	(7.60%)
Consolidated [Member]
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenues	$ 21,134,425	$ 15,920,659	$ 17,389,217
Depreciation and amortization	(950,065)	(1,182,974)	(923,922)
Segment income (loss) before tax	$ (8,903,241)	$ (7,116,232)	$ (6,729,578)
Segment gross profit (loss) margin	7.10%	7.20%	1.30%
Electronic control system and intelligent robots sales segment [Member]
Schedule of Reportable Segment’s Revenue and Income [Line Items]
Revenues	$ 1,401,783	$ 2,344,373
Depreciation and amortization	(457,332)	(364,180)
Segment income (loss) before tax	$ (266,483)	$ (148,679)
Segment gross profit (loss) margin	47.30%	25.80%